Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information by geographical area
Non-Group sales	$ 205,863	$ 140,685	$ 200,316
Property, plant and equipment, intangible assets, net	139,043	141,863	149,586
Capital expenditures	16,589	15,534	19,237
France
Segment information by geographical area
Non-Group sales	43,316	32,748	43,877
Property, plant and equipment, intangible assets, net	14,204	14,555	13,212
Capital expenditures	2,157	2,044	1,979
Rest of Europe
Segment information by geographical area
Non-Group sales	85,072	67,292	99,176
Property, plant and equipment, intangible assets, net	29,660	30,932	28,765
Capital expenditures	3,027	3,165	3,201
North America
Segment information by geographical area
Non-Group sales	22,998	13,258	19,946
Property, plant and equipment, intangible assets, net	12,229	11,891	18,916
Capital expenditures	1,680	899	1,748
Africa
Segment information by geographical area
Non-Group sales	19,520	16,011	21,303
Property, plant and equipment, intangible assets, net	41,593	43,087	45,573
Capital expenditures	3,696	3,816	7,663
Rest of the world
Segment information by geographical area
Non-Group sales	34,957	11,376	16,014
Property, plant and equipment, intangible assets, net	41,357	41,398	43,120
Capital expenditures	$ 6,029	$ 5,610	$ 4,646